Leasing	12 Months Ended
Dec. 31, 2020
Leasing
Leasing

Note 8. Leasing

SEK as lessee

All leases with the exception of short-term and low-value leases, are recognized as a right-of-use asset with a corresponding lease liability. The right-of-use assets are accounted for under Tangible and intangible assets and the lease liability is accounted for under Other liabilities (see note 7 and note 19). The right-of-use assets and the lease liability relate to rental premises. For further information see note 1 Significant accounting policies. The lease term is determined as the non-callable period of a lease, together with any extension or termination option that SEK is reasonably certain to exercise. SEK has extension options which it is not reasonably certain to exercise. The potential future cash flows related to the extension options amount to Skr 77 million (2019: Skr 78 million) for a period of 3 years.

Right-of-use assets

Skr mn	2020	2019
Opening balance	50	94
Depreciation	-27	-32
Addition/Deduction[1]	2	-12
Closing balance	25	50
1

There have been cancelled and new leases. During 2019 the estimation of lease liability and right-of-use assets also has changed. Future cash flows relating to real estate tax and non-deductible value added tax are no longer included. This change means that lease liability and right-of-use assets have decreased by Skr 13 million.

Accounted for in profit or loss

Skr mn	2020	2019
Depreciation charge on right-of-use assets	-27	-32
Interest expenses on lease liability	0	0
Expenses relating to short-term leases[1]	0	0
Expenses relating to low-value leases[1]	-1	-1
Variable lease fees[1]	-6	-1
Total amount accounted for in profit or loss	-34	-34
1	Accounted for under Other administrative expenses.

Lease liability

Skr mn	2020	2019
Opening balance	44	95
Interest expenses accrued	0	0
Payments of lease liability	-27	-39
Addition/Deduction[1]	2	-12
Closing balance	19	44
1

There have been cancelled and new leases. During 2019 the estimation of lease liability and right-of-use assets also has changed. Future cash flows relating to real estate tax and non-deductible value added tax are no longer included. This change means that lease liability and right-of-use assets have decreased by Skr 13 million.

Contractual flows of lease liability

Skr mn	2020	2019
Within 1 year	18	26
Between 1 and 5 years	1	18
Discounting effect	0	0
Closing balance	19	44

The total cash outflow for leases in 2020 was Skr 34 million (2019: Skr 41 million).

The following tables show disclosures for 2018 according to IAS 17.

Cost of operating leases

Skr mn	2018
Leases	-32

The primary cost relates to SEK’s office premises.

Future minimum rentals payable under non-cancellable operating leases are as follows

Skr mn	Dec 31, 2018
Within 1 year	-32
Between 1 and 5 years	-60
More than 5 years	—
Total future minimum rentals payable under non-cancellable operating leases	-92

SEK as lessor

All SEK’s leasing transactions, where SEK is the lessor, are classified as financial leases. When making such classification, all aspects regarding the leasing contract, including third party guarantees, are taken into account. A reconciliation between the gross investment in the leases and the present value of minimum lease payments receivable at the end of the reporting period can be found below. Future lease payments receivable will mature in the following periods.

	December 31, 2020		December 31, 2019		December 31, 2018
		Present value of		Present value of		Present value of
	Gross	minimum lease	Gross	minimum lease	Gross	minimum lease
Skr mn	investment	payments	investment	payments	investment	payments
Within 1 year	102	99	63	61	117	113
Between 1 and 5 years	91	81	87	78	182	156
More than 5 years	19	14	—	—	8	5
Total	212	194	150	139	307	274

Unearned finance income	—	17	—	14	—	33
Unguaranteed residual value	—	—	—	—	—	—

The leases are included in the line item “Loans to the public” in the Statement of Financial Position.